400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 edward.baer@blackrock.com

January 26, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)
Securities Act File No. 033-97598;
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated January 26, 2015, do not differ from those contained in Post-Effective Amendment No. 425 to the Company’s Registration Statement on Form N-1A, filed electronically on January 26, 2014.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Yours truly,

/s/ Edward Baer
Edward Baer

cc:  Benjamin J. Haskin, Esq.